Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Interest Income
Loans	$ 31,708	$ 25,107	$ 23,150
Mortgage-backed securities	6,935	7,553	8,998
Debt securities	1,212	2,363	2,657
Other interest-earning assets	619	322	357
Total Interest Income	40,474	35,345	35,162
Interest Expense
Deposits	7,850	6,399	6,707
Advances	3,963	2,703	2,327
Total Interest Expense	11,813	9,102	9,034
Net Interest Income	28,661	26,243	26,128
Provision for Loan Losses	1,985	1,065	717
Net Interest Income after Provision for Loan Losses	26,676	25,178	25,411
Non-Interest Income
Fees and service charges	286	239	218
Bank owned life insurance	1,556	1,552	2,088
Gain on sale of securities	84	72	2,005
Net loss on sale of real estate owned	(8)		(7)
Loss on disposal of premises and equipment	(4)	(2)
Other		5	2
Total Non-Interest Income	1,914	1,866	4,313
Non-Interest Expenses
Salaries and employee benefits	13,548	11,435	9,751
Occupancy expense of premises	1,871	1,564	1,512
Equipment	1,712	1,519	1,476
Directors' compensation	1,014	1,149	993
Advertising and marketing	607	406	386
Professional services	702	801	750
Federal deposit insurance premium	454	499	533
Other	1,794	1,728	1,705
Total Non-Interest Expenses	21,702	19,101	17,106
Income before Income Taxes	6,888	7,943	12,618
Income Taxes	2,166	2,542	4,064
Net Income	$ 4,722	$ 5,401	$ 8,554
Net Income per Common Share
Basic	$ 0.21	$ 0.22	$ 0.33
Diluted	0.21	0.22	0.33
Dividends per common share	$ 0.24	$ 0.30	$ 0.30
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	22,224,272	24,477,102	25,537,669
Diluted	22,314,652	24,532,617	25,698,486